INVESTMENT PROPERTIES INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2019	Jan. 01, 2019
Investment property [abstract]
Operating investment properties at fair value		$ 14,100	$ 20,700
Investment property pledged as security		73,200	73,500
Disclosure of detailed information about investment property
Decrease through loss of control of subsidiary, other provisions			0
Borrowing costs capitalised		418	462
Commercial developments
Disclosure of detailed information about investment property
Decrease through loss of control of subsidiary, other provisions		(798)	0
Right-of-use assets		32
Construction in progress		1,229	1,185
Construction and other related costs capitalised		1,125	1,089
Borrowing costs capitalised		$ 104	$ 96
Capitalisation rate of borrowing costs eligible for capitalisation (percent)		3.70%	4.20%
BSREP III
Disclosure of detailed information about investment property
Consideration	$ 15,000			$ 1,000
Noncontrolling Interest, ownership percentage by parent	25.00%			7.00%
Investment Properties | BSREP III
Disclosure of detailed information about investment property
Decrease through loss of control of subsidiary, other provisions	$ (11,499)	$ (11,499)
Investments accounted for using equity method | BSREP III
Disclosure of detailed information about investment property
Decrease through loss of control of subsidiary, other provisions	(1,434)
Other property, plant and equipment | BSREP III
Disclosure of detailed information about investment property
Decrease through loss of control of subsidiary, other provisions	(789)
Debt Obligations | BSREP III
Disclosure of detailed information about investment property
Decrease through loss of control of subsidiary, other provisions	$ (13,601)
IFRS 16
Disclosure of detailed information about investment property
Right-of-use assets					$ 721
Losses on change In fair value of and right-of-use investment properties		$ (5)